UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Maryland Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Maryland - 117.0%
Corporate - 1.0%	Maryland Economic Development Corporation, PCR, Refunding,
	6.20%, 9/01/22	$ 250	$ 269,113
County/City/Special	Annapolis, Maryland, Special Obligation Revenue Bonds (Park
District/School	Place Project), Series A, 5.35%, 7/01/34	500	300,600
District - 39.4%	Anne Arundel County, Maryland, EDR (Community College
	Project), 5.25%, 9/01/28	1,870	1,840,903
Baltimore County, Maryland, Metropolitan District, GO, 67th
	Issue, 5%, 6/01/22	2,000	2,082,800
Baltimore County, Maryland, Metropolitan District, GO, 68th
	Issue, 5%, 8/01/28	2,000	2,025,600
	Baltimore, Maryland, Special Obligation Tax Bonds (Harborview
	Lot Number 2), 6.50%, 7/01/31	993	721,096
	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), 6.625%, 7/01/25	1,000	819,900
	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail
	Garage Projects), 5%, 6/01/23	500	522,820
	Montgomery County, Maryland, Lease Revenue Bonds (Metrorail
	Garage Projects), 5%, 6/01/24	1,435	1,496,719
Prince Georges County, Maryland, Special Obligation Bonds
	(National Harbor Project), 5.20%, 7/01/34	1,500	923,940
			10,734,378
Education - 17.6%	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Baltimore Board of Child Care),
	5.375%, 7/01/32	2,000	1,957,200
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Loyola College), 5%, 10/01/39	2,000	1,828,380
	Maryland State Industrial Development Financing Authority, EDR
	(Our Lady of Good Counsel School), Series A, 6%, 5/01/35	1,000	744,730
University System of Maryland, Auxiliary Facility and Tuition
	Revenue Bonds, Series A, 4.50%, 4/01/28	250	251,073
			4,781,383
Health - 29.9%	Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest
	Village, Inc.), Series A, 5%, 1/01/37	1,000	799,000
Howard County, Maryland, Retirement Community Revenue
	Refunding Bonds (Columbia Vantage House Corporation),
	Series A, 5.25%, 4/01/33	500	316,295
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Carroll County General Hospital), 6%,
	7/01/37	1,990	1,994,856
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue
Bonds

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Union Hospital of Cecil County),
	5.625%, 7/01/32	$ 2,000	$ 1,918,840
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (University of Maryland Medical System), 5.25%,
	7/01/11 (a)	2,000	2,164,860
	Maryland State Health and Higher Educational Facilities Authority,
Revenue Refunding Bonds (Peninsula Regional Medical Center),
	5%, 7/01/36	1,000	952,930
			8,146,781
Housing - 1.8%	Maryland State Community Development Administration,
	Department of Housing and Community Development, Residential
	Revenue Refunding Bonds, AMT, Series A, 5.75%,
	9/01/39	490	491,338
Transportation - 6.9%	Maryland State Transportation Authority, Parking Revenue Bonds
(Baltimore/Washington International Airport), AMT, Series B,
	5.125%, 3/01/24 (b)	2,000	1,882,300
Utilities - 20.4%	Anne Arundel County, Maryland, Consolidated Water and Sewer,
	GO, Refunding, 4.75%, 4/01/39	1,000	1,006,980
Baltimore, Maryland, Wastewater Project Revenue Refunding
	Bonds, Series A, 5.20%, 7/01/32 (c)(d)	2,500	2,542,625
Baltimore, Maryland, Wastewater Project Revenue Refunding
	Bonds, Series A, 5.125%, 7/01/42 (c)(d)	2,000	2,000,180
			5,549,785
	Total Municipal Bonds in Maryland		31,855,078
Multi-State - 8.0%
Housing - 8.0%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (e)(f)	2,000	2,173,020
	Total Municipal Bonds in Multi-State		34,028,098
Puerto Rico - 14.5%
State - 1.1%	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	350	306,215
Tobacco - 4.1%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.50%, 5/15/39	1,500	1,099,755
Transportation - 9.3%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC,
	5.25%, 7/01/36 (g)	895	877,207
	Puerto Rico Commonwealth Highway and Transportation
Authority, Transportation Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (a)	1,500	1,655,745
			2,532,952
	Total Municipal Bonds in Puerto Rico		3,938,922
	Total Municipal Bonds - 139.5%		37,967,020

BlackRock Maryland Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (h)	(000)	Value
Maryland - 11.2%
Transportation - 11.2%	Maryland State Transportation Authority, Transportation Facilities
	Projects Revenue Bonds, 5%, 7/01/41 (g)	$ 3,000	$ 3,052,500
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 11.2%		3,052,500
	Total Long-Term Investments (Cost - $42,637,970) - 150.7%		41,019,520
	Short-Term Securities	Shares
Money Market Fund - 11.4%	FFI Institutional Tax-Exempt Fund, 0.45% (i)(j)	3,100,000	3,100,000
	Total Short-Term Securities
	(Cost - $3,100,000) - 11.4%		3,100,000
	Total Investments (Cost - $45,737,970*) - 162.1%		44,119,520
	Other Assets Less Liabilities - 2.2%		610,536
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (5.5)%		(1,505,686)
	Preferred Shares, at Redemption Value - (58.8)%		(16,002,458)
	Net Assets Applicable to Common Shares - 100.0%	$ 27,221,912

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009,

as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 44,159,241
Gross unrealized appreciation	$ 1,070,483
Gross unrealized depreciation	(2,610,204)
Net unrealized depreciation	$ (1,539,721)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) AMBAC Insured.
(c) FGIC Insured.
(d) NPFGC Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g) FSA Insured.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	996,574	$ 26,740

(j) Represents the current yield as of report date.

BlackRock Maryland Municipal Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 3,100,000
Level 2	41,019,520
Level 3	-
Total	$ 44,119,520

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Maryland Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 15, 2009